Financial instruments - Schedule of net US dollar exposure (Details)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Assets	$ 7,323,463		$ 8,717,846	$ 5,312,777		$ 700,087
Liabilities	$ (8,326,354)		$ (2,594,118)	$ (1,427,913)		$ (931,483)
U.S. subsidiary [Member]
Disclosure of detailed information about financial instruments [line items]
Net U.S. dollar exposure		$ 34,623
U.S. dollar exposure [Member]
Disclosure of detailed information about financial instruments [line items]
Assets		70,187			$ 222,262
Liabilities		(1,015,090)			(88,019)
Net U.S. dollar exposure		(979,526)			134,243
Impact to profit or loss if 5% movement in the US dollar		$ (48,976)			$ 6,712